Income Tax Disclosure	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure

10. Income Taxes

The components of the Company’s deferred tax assets and liabilities as of December 31, 2014 and 2013 were as follows (dollars in thousands):

	As of December 31,
	2014	2013
Deferred tax assets:
Consumer loans, net	$25,281	$31,649
Compensation and benefits	507	2,535
Translation adjustments	3,956	759
Other	868	837

Total deferred tax assets	$30,612	$35,780

Deferred tax liabilities:
Amortizable intangible assets	$46,010	$39,334
Property and equipment	6,794	9,085
Other	334	1,753

Total deferred tax liabilities	$53,138	$50,172

Net deferred tax liabilities before valuation allowance	$(22,526)	$(14,392)
Valuation allowance	—	—

Net deferred tax liabilities	$(22,526)	$(14,392)

Balance sheet classification:
Current deferred tax assets	$25,427	$30,914
Non-current deferred tax liabilities	(47,953)	(45,306)

Net deferred tax liabilities	$(22,526)	$(14,392)

The components of the provision for income taxes and the income to which it relates for the years ended December 31, 2014, 2013 and 2012 are shown below (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes:
Domestic	$176,494	$119,974	$94,349
International	5	1,658	(1,510)

Income before income taxes	$176,499	$121,632	$92,839

Current provision:
Federal	$51,144	$37,639	$35,327
International	46	56	17
State and local	1,753	682	1,049

Total current provision for income taxes	$52,943	$38,377	$36,393

Deferred provision (benefit):
Federal	$11,363	$5,122	$(2,399)
International	—	—	—
State and local	522	95	(27)

Total deferred provision (benefit) for income taxes	$11,885	$5,217	$(2,426)

Total provision for income taxes	$64,828	$43,594	$33,967

The Company has no uncertain income tax positions as defined by ASC 740 for the years ended December 31, 2014, 2013 or 2012.

The effective tax rate on income differs from the federal statutory rate of 35% for the following reasons (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Tax provision computed at the federal statutory income tax rate	$61,781	$42,571	$32,494
State and local income taxes, net of federal tax benefits	1,329	505	664
Tax effect of Regulatory Penalty (1)	12	871	—
Valuation allowance	—	(457)	470
Other	1,706	104	339

Total provision	$64,828	$43,594	$33,967

Effective tax rate	36.7%	35.8%	36.6%

(1)	Represents the tax effect of the $2.5 million CFPB penalty paid in 2013, which is nondeductible for tax purposes, in connection with the Regulatory Penalty. See Note 11 for further information.

As of December 31, 2012, a valuation allowance was established against deferred tax assets for net operating losses, totaling $0.5 million, related to its Mexico subsidiary which the Company did not expect to realize. In 2013, the $0.5 million valuation allowance was decreased due to the recognition of taxable income by the Mexico subsidiary, causing full utilization of the net operating losses.

As of December 31, 2014, the Company’s 2011 through 2013 tax years were open to examination by the Internal Revenue Service and major state taxing jurisdictions, and the 2012 through 2013 tax years of the Company’s Mexican subsidiary were open to examination by the Mexican taxing authorities.